DESCRIPTION OF PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2022
EBP, Description of Plan [Line Items]
EBP, Asset Held For Investment, Participant Loan, Basis Spread On Variable Rate	1.00%
EBP 001
EBP, Description of Plan [Line Items]
Participant contribution, minimum percentage	1.00%
Participant contribution, maximum percentage	50.00%
Participant contribution, incremental increase percentage	1.00%
Employer contribution match, percent	6.00%
Requisite service period	1 year
Vesting percentage of employer contribution	100.00%
Note receivable from participant, minimum borrowing amount	$ 1,000
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum percentage of account	50.00%
Forfeited accounts, eligible to be restored	5 years
Forfeited nonvested accounts	$ 0
EBP 001 | President, Chief Executive Officer, Chief Legal Officer And Senior Vice President
EBP, Description of Plan [Line Items]
Plan modification, officers with authority to amend, threshold	5,000,000
EBP 001 | Chairman Of The EBTC
EBP, Description of Plan [Line Items]
Plan modification, officers with authority to amend, threshold	$ 15,000,000
EBP 001 | Old BellRing Class A Common Stock
EBP, Description of Plan [Line Items]
Par value of common stock (in dollars per share)		$ 0.01
EBP 001 | BellRing Common Stock
EBP, Description of Plan [Line Items]
Par value of common stock (in dollars per share)		$ 0.01